EQUITY	12 Months Ended
Oct. 31, 2020
EQUITY
EQUITY

NOTE 12 – EQUITY

The equity structures as of October 31, 2020 and 2019 was presented after giving retroactive effect to the reorganization of the Company that was completed in the fiscal year 2019. Immediately before and after the reorganization, the shareholders of TRX ZJ controlled TRX. Therefore, for accounting purposes, the reorganization is accounted for as a transaction of entities under common control.

Shareholders’ Contribution

During the year ended October 31, 2020, the Company’s shareholders contributed $5,000 to the Company for working capital needs and the Company recorded an increase in additional paid-in capital.

During the year ended October 31, 2018, TRX ZJ’s shareholder contributed $6,231,689 to the Company for working capital needs and the Company recorded an increase in additional paid-in capital.